Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2015
Collection Period Start	1-Mar-15	Distribution Date	15-Apr-15
Collection Period End	31-Mar-15	30/360 Days	30
Beg. of Interest Period	16-Mar-15	Actual/360 Days	30
End of Interest Period	15-Apr-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	618,446,756.12	545,293,497.70	0.3592502
Total Securities		1,517,865,698.77	618,446,756.12	545,293,497.70	0.3592502
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.304500%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	250,581,057.35	177,427,798.93	0.4928550
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	73,153,258.42	127,378.70	203.2034956	0.3538297
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	73,153,258.42	195,104.12

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,607,879.43
Monthly Interest				2,797,950.02
Total Monthly Payments				11,405,829.45

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				336,622.91
Aggregate Sales Proceeds Advance				34,164,484.76
Total Advances				34,501,107.67

Vehicle Disposition Proceeds:
Reallocation Payments				41,233,575.03
Repurchase Payments				2,541,725.32
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				15,615,434.52
Excess Wear and Tear and Excess Mileage				452,645.68
Remaining Payoffs				0.00
Net Insurance Proceeds				271,696.50
Residual Value Surplus				1,183,597.97
Total Collections				107,205,612.14

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	29,976,155.78			1,971
Involuntary Repossession	252,389.00			16
Voluntary Repossession	67,394.00			4
Full Termination	10,920,196.25			716
Bankruptcy	17,440.00			1
Insurance Payoff		264,349.38		15
Customer Payoff			452,376.78	25
Grounding Dealer Payoff			8,865,923.56	471
Dealer Purchase			3,736,316.99	192
Total	41,233,575.03	264,349.38	13,054,617.33	3,411

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	32,889	690,178,901.57	7.00000%	618,446,756.12
Total Depreciation Received		(9,871,513.12)		(7,999,439.10)
Principal Amount of Gross Losses	(64)	(1,198,113.61)		(1,077,593.08)
Repurchase / Reallocation	(157)	(2,686,265.77)		(2,541,725.32)
Early Terminations	(2,148)	(38,141,815.61)		(34,461,502.14)
Scheduled Terminations	(1,655)	(29,339,176.69)		(27,072,998.78)
Pool Balance - End of Period	28,865	608,942,016.77		545,293,497.70

Remaining Pool Balance
Lease Payment				79,058,776.54
Residual Value				466,234,721.16
Total				545,293,497.70

III. DISTRIBUTIONS

Total Collections					107,205,612.14
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					107,205,612.14

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					720,186.75
3. Reimbursement of Sales Proceeds Advance					28,621,979.65
4. Servicing Fee:
Servicing Fee Due					515,372.30
Servicing Fee Paid					515,372.30
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					29,857,538.70

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					127,378.70

Class A-3 Notes Monthly Interest Paid					127,378.70
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	195,104.12
Total Note and Certificate Monthly Interest Paid	195,104.12
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	77,152,969.32

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	73,153,258.42

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	73,153,258.42
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,999,710.90

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of March 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,999,710.90
Gross Reserve Account Balance		26,767,696.38
Remaining Available Collections Released to Seller		3,999,710.90
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		6.64
Monthly Prepayment Speed		103%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	739,970.99
Securitization Value of Defaulted Receivables and Casualty Receivables	1,077,593.08	64
Aggregate Defaulted and Casualty Gain (Loss)	(337,622.09)
Pool Balance at Beginning of Collection Period	618,446,756.12
Net Loss Ratio	-0.0546%

Cumulative Net Losses for all Periods	0.2105%	3,194,771.23

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,527,930.17	254
61-90 Days Delinquent	987,999.14	57
91-120+ Days Delinquent	323,891.69	18
Total Delinquent Receivables:	5,839,821.00	329
60+ Days Delinquencies as Percentage of Receivables	0.21%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	40,896,352.03	2677
Securitization Value	43,100,068.12
Aggregate Residual Gain (Loss)	(2,203,716.09)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	293,906,830.84	19,112
Cumulative Securitization Value	318,846,590.57
Cumulative Residual Gain (Loss)	(24,939,759.73)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		49,006,955.14
Reimbursement of Outstanding Advance		28,621,979.65
Additional Advances for current period		34,164,484.76
Ending Balance of Residual Advance		54,549,460.25

Beginning Balance of Payment Advance		1,358,190.70
Reimbursement of Outstanding Payment Advance		720,186.75
Additional Payment Advances for current period		336,622.91
Ending Balance of Payment Advance		974,626.86

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No